OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Liabilities [Abstract]
OTHER FINANCIAL LIABILITIES	OTHER FINANCIAL LIABILITIES
The composition of other financial liabilities is as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current
(a) Interest bearing loans	271,753	292,982
(b) Lease Liability	363,460	301,537
(c) Hedge derivatives	—	1,544
Total current	635,213	596,063

Non-current
(a) Interest bearing loans	3,516,117	3,675,212
(b) Lease Liability	2,999,121	2,666,457
Total non-current	6,515,238	6,341,669

(a)    Interest bearing loans

Obligations with credit institutions and debt instruments:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current
Bank loans (2)	—	53,141
Guaranteed obligations (5)	34,083	28,697
Other guaranteed obligations (1)	23,682	67,005
Subtotal bank loans	57,765	148,843
Obligation with the public (3) (4)	46,256	34,731
Financial leases	167,732	109,304
Other loans	—	104
Total current	271,753	292,982

Non-current
Bank loans (2)	—	976,293
Guaranteed obligations (5)	339,960	275,225
Other guaranteed obligations (1)	351,069	363,345
Subtotal bank loans	691,029	1,614,863
Obligation with the public (3) (4)	2,193,047	1,268,107
Financial leases	632,041	792,242
Total non-current	3,516,117	3,675,212
Total obligations with financial institutions	3,787,870	3,968,194
(1) The Company has three committed credit lines, or “Revolving Credit Facilities (RCF),” which are secured. As of July 15, 2024, two credit lines were amended and extended until July 2029, with amounts of US$800 million and US$750 million, respectively. Then, as of November 4, 2024 a third credit line was made available:

(a) The first committed credit line, or “RCF I,” amounting to US$800 million, is secured by aircraft, engines, and spare parts. This credit line is fully available as of December 31, 2024.

(b) The second committed credit line, or “RCF II,” amounting to US$750 million, is secured by intangible assets primarily related to the FFP business (LATAM Pass loyalty program), the cargo business, certain slots, gates, and routes, as well as intellectual property and certain LATAM trademarks. This credit line is fully available as of December 31, 2024.

(c) On November 4, 2024, the Company secured a new credit line under a “Spare Engine Facility” amounting to US$300 million (of which US$275 million had been drawn as of December 31, 2024), maturing on November 4, 2028. This funds were used to repay the previous “Spare Engine Facility” maturing on November 3, 2027. This new financing includes a minimum liquidity covenant, requiring the Company to maintain minimum liquidity, measured at the consolidated level (LATAM Airlines Group S.A.), of US$750 million, as well as an additional covenant measured individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A., requiring a minimum liquidity threshold of US$400 million. If these covenants are not met, the obligations could be accelerated at the creditors' request to become short-term obligations. As of December 31, 2024, the Company is in compliance with the aforementioned minimum liquidity covenants.

(2) As of October 15, 2024, the Company repaid the entirety of the “Term Loan B Facility” amounting to US$1.081 billion remaining on that date.

(3) As of October 15, 2024, the Company repaid in full the senior secured notes issued under Rule 144-A and Regulation S of the United States Securities and Exchange Commission, bearing interest at 13.375% and maturing in 2027, for an aggregate principal amount of US$450 million (the “2027 Notes”). As of December 31, 2024, the Company continues to hold the senior secured notes issued under Rule 144-A and Regulation S of the United States Securities and Exchange Commission, bearing interest at 13.375% and maturing in 2029, for an aggregate principal amount of US$700 million (the “2029 Notes”). During the quarter ended December 31, 2024, both the 2027 Notes and the 2029 Notes included a minimum liquidity covenant, which required the Company to maintain minimum liquidity, measured at the consolidated level (LATAM Airlines Group S.A.), of US$750 million. If this covenant is not met, the obligations could be accelerated at the creditors' request to become short-term obligations. As of December 31, 2024, the Company is in compliance with the aforementioned minimum liquidity covenant.

(4) As of October 15, 2024, the Company issued, placed, and received funds from international markets through guaranteed bonds amounting to US$1.4 billion, with an annual interest rate of 7.875% and maturing in 2030 (the “2030 Notes”), issued under Rule 144-A and Regulation S of the United States Securities and Exchange Commission, pursuant to the United States Securities Act of 1933 (the “US Securities Act”). During the quarter ended December 31, 2024, the 2030 Notes included a minimum liquidity covenant, which required the Company to maintain minimum liquidity, measured at the consolidated level (LATAM Airlines Group S.A.), of US$750 million. If this covenant is not met, the obligations could be accelerated at the creditors' request to become short-term obligations. As of December 31, 2024, the Company is in compliance with the aforementioned minimum liquidity covenant.

(5) On December 23 and 30, 2024, two A320neo aircraft were delivered by Airbus. These aircraft were purchased through aircraft financing of US$50 million each, with Bank of Communications Co., Ltd. (“BOCOMM”) as the counterparty.

Balances by currency of interest bearing loans are as follows:

	As of December 31, 2024	As of December 31, 2023
Currency	ThUS$	ThUS$

Chilean peso (U.F.)	147,716	160,730
US Dollar	3,640,154	3,807,464
Total	3,787,870	3,968,194
Interest-bearing loans due in installments to December 31, 2024
Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values							Accounting values
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value	Amortization	Annual
																	Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	—	—	—	147,217	147,217	—	499	—	—	147,217	147,716	At Expiration	2.00	2.00
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	3	3	—	—	—	—	3	3	At Expiration	1.00	1.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	—	—	700,000	1,400,000	2,100,000	—	45,757	—	678,079	1,367,748	2,091,584	At Expiration	10.69	9.71
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	3,226	9,863	27,888	30,093	88,554	159,624	4,020	9,863	27,262	29,715	88,375	159,235	Quarterly	6.03	6.03
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,960	11,992	33,179	34,951	31,645	115,727	3,960	11,992	33,179	34,951	31,645	115,727	Quarterly/Monthly	7.73	7.73
0-E	BOCOMM	Irlanda	US$	1,042	3,125	8,333	8,333	79,167	100,000	1,123	3,125	8,208	8,250	78,375	99,081	Quarterly	6.42	6.42
Other guaranteed obligations
0-E	CITIBANK	U.S.A.	US$	—	—	—	—	—	—	22	—	—	—	—	22	Quarterly	1.00	1.00
0-E	JP MORGAN CHASE	U.S.A.	US$	—	—	—	—	—	—	209	—	—	—	—	209	Quarterly	0.63	0.63
0-E	CREDIT AGRICOLE	France	US$	—	—	—	275,012	—	275,012	3,020	—	—	272,112	—	275,132	At Expiration	9.43	9.43
0-E	EXIM BANK	U.S.A.	US$	5,005	15,147	41,385	37,572	—	99,109	5,284	15,147	41,385	37,572	—	99,388	Quarterly	2.29	2.05
Financial leases
0-E	NATIXIS	France	US$	6,671	20,241	55,696	78,423	30,352	191,383	8,284	20,242	55,369	78,225	30,350	192,470	Quarterly	6.73	6.73
0-E	US BANK	U.S.A.	US$	10,972	6,520	—	—	—	17,492	11,147	6,217	—	—	—	17,364	Quarterly	4.88	3.40
0-E	EXIM BANK	U.S.A.	US$	32,988	74,220	167,003	103,326	35,535	413,072	34,733	74,221	166,291	103,326	35,532	414,103	Quarterly	4.00	3.17
0-E	BANK OF UTAH	U.S.A.	US$	2,857	7,991	29,220	46,016	75,786	161,870	2,857	7,991	29,220	46,016	75,786	161,870	Monthly	10.71	10.71
	Total			66,721	149,099	362,704	1,313,726	1,888,259	3,780,509	74,659	195,054	360,914	1,288,246	1,855,031	3,773,904
(*)    Obligation to creditors for executed letters of credit.
Interest-bearing loans due in installments to December 31, 2024
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

				Nominal values						Accounting values							Annual
				Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value	Amortization
	Tax No.	Creditor Country	Currency														Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial lease
0-E	NATIXIS	France	US$	510	1,530	4,080	7,846	—	13,966	510	1,530	4,080	7,846	—	13,966	Quarterly	—	—
	Total			510	1,530	4,080	7,846	—	13,966	510	1,530	4,080	7,846	—	13,966
	Total consolidated			67,231	150,629	366,784	1,321,572	1,888,259	3,794,475	75,169	196,584	364,994	1,296,092	1,855,031	3,787,870
Interest-bearing loans due in installments to December 31, 2023
Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values						Amortization	Annual
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	GOLDMANSACHS	U.S.A.	US$	2,750	8,250	22,000	1,056,000	—	1,089,000	44,891	8,250	22,000	954,293	—	1,029,434	Quarterly	20.31	15.04
Obligations with the public
97.036.000- K	SANTANDER	Chile	UF	—	—	—	—	160,214	160,214	—	516	—	—	160,214	160,730	At Expiration	2.00	2.00
97.036.000- K	SANTANDER	Chile	US$	—	—	—	—	3	3	—	—	—	—	3	3	At Expiration	1.00	1.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	—	—	450,000	700,000	1,150,000	—	34,215	—	434,204	673,686	1,142,105	At Expiration	15.00	13.38
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	2,912	9,168	26,772	28,945	103,907	171,704	3,936	9,168	26,121	28,553	103,541	171,319	Quarterly	6.98	6.98
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,854	11,693	32,356	34,083	50,599	132,585	3,900	11,693	32,356	34,083	50,571	132,603	Quarterly/Monthly	8.76	8.76
Other guaranteed obligations
0-E	CITIBANK	U.S.A.	US$	—	—	—	—	—	—	33	—	—	—	—	33	Quarterly	1.00	1.00
0-E	JP MORGAN CHASE	U.S.A.	US$	—	—	—	—	—	—	17	—	—	—	—	17	Quarterly	0.63	0.63
0-E	CREDIT AGRICOLE	France	US$	—	14,667	29,333	222,768	—	266,768	4,241	14,667	26,154	221,708	—	266,770	At Expiration	9.43	9.43
0-E	MUFG	U.S.A.	US$	11,768	35,960	16,374	—	—	64,102	11,805	35,960	16,374	—	—	64,139	Quarterly	7.11	7.11
0-E	EXIM BANK	U.S.A.	US$	—	—	40,662	42,122	16,325	99,109	282	—	40,662	42,122	16,325	99,391	Quarterly	2.29	2.05
Financial leases
0-E	NATIXIS	France	US$	6,516	19,779	54,443	56,972	77,647	215,357	8,559	19,779	54,117	56,754	77,555	216,764	Quarterly	7.58	7.58
0-E	US BANK	U.S.A.	US$	17,374	49,311	17,492	—	—	84,177	17,905	49,311	15,731	—	—	82,947	Quarterly	4.41	3.16
0-E	EXIM BANK	U.S.A.	US$	—	—	197,499	141,169	74,404	413,072	1,933	—	195,741	141,169	74,404	413,247	Quarterly	4.13	3.31
0-E	BANK OF UTAH	U.S.A.	US$	2,575	7,202	23,637	37,304	101,864	172,582	2,575	7,202	23,637	37,304	101,864	172,582	Monthly	10.71	10.71
Other loan
0-E	Various (*)		US$	104	—	—	—	—	104	104	—	—	—	—	104	At Expiration	—	—
	Total			47,853	156,030	460,568	2,069,363	1,284,963	4,018,777	100,181	190,761	452,893	1,950,190	1,258,163	3,952,188
(*)    Obligation to creditors for executed letters of credit.
Interest-bearing loans due in installments to December 31, 2023
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

Tax No.		Creditor Country	Currency	Nominal values						Accounting values						Amortization	Annual
				Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial lease
0-E	NATIXIS	France	US$	510	1,530	4,080	9,886	—	16,006	510	1,530	4,080	9,886	—	16,006	Quarterly	—%	—
	Total			510	1,530	4,080	9,886	—	16,006	510	1,530	4,080	9,886	—	16,006
	Total consolidated			48,363	157,560	464,648	2,079,249	1,284,963	4,034,783	100,691	192,291	456,973	1,960,076	1,258,163	3,968,194
(b)    Lease Liability:

The movement of the lease liabilities corresponding to the period reported are as follow:

	Aircraft	Others	Lease Liability Total
	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2022	2,883,661	76,977	2,960,638
New contracts	354,924	13,019	367,943
Lease termination	(19,606)	—	(19,606)
Renegotiations	(76,233)	(4,198)	(80,431)
Exit effect of chapter 11 (*)	(995,888)	—	(995,888)
Payments	(154,823)	(26,172)	(180,995)
Accrued interest	142,939	9,194	152,133
Exchange differences	—	2,279	2,279
Cumulative translation adjustment	(2)	7,463	7,461
Other increases (decreases)	—	2,920	2,920
Changes	(748,689)	4,505	(744,184)
Closing balance as of December 31, 2022	2,134,972	81,482	2,216,454
Opening balance as January 1, 2023	2,134,972	81,482	2,216,454
New contracts	943,178	2,976	946,154
Lease termination	(13,258)	(1,812)	(15,070)
Renegotiations	(7,194)	2,219	(4,975)
Payments	(376,006)	(23,277)	(399,283)
Accrued interest	212,500	9,633	222,133
Exchange differences	—	2,278	2,278
Cumulative translation adjustment	6	297	303
Changes	759,226	(7,686)	751,540
Closing balance as of December 31, 2023	2,894,198	73,796	2,967,994
Opening balance as of January 1, 2024	2,894,198	73,796	2,967,994
New contracts	576,182	69,061	645,243
Lease termination	(72,266)	(540)	(72,806)
Renegotiations	96,155	70,670	166,825
Payments	(605,584)	(26,630)	(632,214)
Accrued interest	288,165	25,391	313,556
Exchange differences	(2,090)	(3,082)	(5,172)
Cumulative translation adjustment	—	(9,679)	(9,679)
Other variations	—	(11,166)	(11,166)
Changes	280,562	114,025	394,587
Closing balance as of December 31, 2024	3,174,760	187,821	3,362,581

(*) Corresponds to the effect of emergence from Chapter 11 ThUS$679,273 associated with claim settlement (Derecognition of assets for right of use for ThUS$639,728 (See Note 4 letter g (4)) and conversion of Notes for ThUS$39,545) and ThUS$316,615 due to IBR rate change.

The Company recognizes interest payments related to lease liabilities in the consolidated result under Finance costs (See Note 26(c)). The Average discount rates for calculation of lease liability are as follows.

	Discount rate December 2024	Discount rate December 2023
Aircraft	9.09%	9.10%
Others	8.78%	6.43%
(c)    Hedge derivatives

	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Fair value of foreign currency derivatives	—	1,544	—	—	—	1,544
Total hedge derivatives	—	1,544	—	—	—	1,544

The foreign currency derivatives correspond to options, forwards and swaps.
Hedging operation
The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

		As of December 31, 2024	As of December 31, 2023
		ThUS$	ThUS$

Interest rate swaps	(3)	4,676	—
Fuel options	(1)	7,747	22,136
Foreign currency derivative R$/BRL$	(2)	3,142	(1,544)

(1)Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(2) Hedge significant variations in expected cash flows associated with the market risk implicit in changes in exchange rates, particularly the US$/BRL. These contracts are recorded as cash flow hedge contracts.

(3) They cover significant variations in cash flows associated with the market risk implicit in increases in the SOFR interest rate for long-term loans originated by the operational leases. These contracts are recorded as cash flow hedging contracts.

The Company only maintains cash flow hedges. In the case of fuel and currency hedges, the cash flows subject to said hedges will occur and will impact results in the next 12 months from the date of the consolidated statement of financial position.

All hedging operations have been performed for highly probable transactions. See Note 3.

See Note 24 (h) for reclassification to profit or loss for each hedging operation and Note 17 (b) for deferred taxes related.